Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	177 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Capital Group California Core Municipal Fund | Share class
Prospectus [Line Items]
Average Annual Return, Percent		1.41%	0.97%	1.61%	2.12%
Performance Inception Date	Apr. 13, 2010
Capital Group California Core Municipal Fund | Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.41%	0.89%	1.56%
Capital Group California Core Municipal Fund | Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	1.12%	1.64%
Capital Group California Core Municipal Fund | Bloomberg Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%	3.18%
Capital Group California Core Municipal Fund | Bloomberg California Short-Intermediate Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.02%	0.90%	1.56%	2.23%
Capital Group California Short-Term Municipal Fund | Share class
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	0.84%	1.06%	1.19%
Performance Inception Date	Apr. 13, 2010
Capital Group California Short-Term Municipal Fund | Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	0.81%	1.03%
Capital Group California Short-Term Municipal Fund | Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.08%	0.95%	1.10%
Capital Group California Short-Term Municipal Fund | Bloomberg Municipal Bond Index (reflects no deductions for account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%	3.18%
Capital Group California Short-Term Municipal Fund | Bloomberg California Short Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	1.00%	1.25%	1.49%